Interest and Finance Costs (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Interest and Finance Costs [Abstract]
Interest on long-term debt and other financial liabilities	$ 11,070	$ 8,669
Amortization of debt issuance costs	722	371
Other	400	48
Total	12,192	9,088
Interest and Finance Costs - Related Party [Abstract]
Amortization of debt issuance costs related party	6	12
Convertible notes amortization of debt discount	3,334	1,330
Total	6,677	3,352
Long-term Debt [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	1,260	840
Convertible Notes [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	2,077	1,170
Convertible notes amortization of debt discount	$ 3,334	$ 1,330